Long-term assets - E.2.2. Movements in tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	$ 2,899	[1]	$ 2,764
Change in scope			272
Additions	649		719
Impairments/reversal of impairment, net			1
Disposals, net	(13)		(19)
Depreciation charge	(749)		(711)
Asset retirement obligations	19		19
Transfers	24		(24)
Transfers from/(to) assets held for sale	3		(88)
Exchange rate movements	(77)		(34)
Closing balance, net	2,755		2,899	[1]
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	7,851
Closing balance, net	7,466		7,851
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(4,952)
Closing balance, net	(4,711)		(4,952)
Networks (including civil works)
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	2,212		2,149
Change in scope			201
Additions	31		87
Impairments/reversal of impairment, net			0
Disposals, net	31		(8)
Depreciation charge	(644)		(588)
Asset retirement obligations	17		14
Transfers	588		444
Transfers from/(to) assets held for sale	1		(61)
Exchange rate movements	(62)		(25)
Closing balance, net	2,175		2,212
Networks (including civil works) | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	6,655
Closing balance, net	6,423		6,655
Networks (including civil works) | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(4,443)
Closing balance, net	(4,248)		(4,443)
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	206		175
Change in scope			48
Additions	0		4
Impairments/reversal of impairment, net			0
Disposals, net	(2)		(1)
Depreciation charge	(22)		(13)
Asset retirement obligations	2		5
Transfers	5		4
Transfers from/(to) assets held for sale	1		(14)
Exchange rate movements	(5)		(2)
Closing balance, net	185		206
Land and Buildings | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	364
Closing balance, net	329		364
Land and Buildings | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(158)
Closing balance, net	(144)		(158)
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	355		284
Change in scope			14
Additions	606		612
Impairments/reversal of impairment, net			0
Disposals, net	(2)		(6)
Depreciation charge	0		0
Asset retirement obligations	0		0
Transfers	(644)		(537)
Transfers from/(to) assets held for sale	0		(7)
Exchange rate movements	(7)		(6)
Closing balance, net	308		355
Construction in Progress | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	355
Closing balance, net	308		355
Construction in Progress | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	0
Closing balance, net	0		0
Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	127		156
Change in scope			9
Additions	11		16
Impairments/reversal of impairment, net			1
Disposals, net	(41)		(3)
Depreciation charge	(83)		(110)
Asset retirement obligations	0		0
Transfers	75		64
Transfers from/(to) assets held for sale	0		(5)
Exchange rate movements	(2)		(1)
Closing balance, net	87		127
Other | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	477
Closing balance, net	407		477
Other | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(351)
Closing balance, net	$ (320)		$ (351)

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).